Subsequent events (Details) € in Millions	Nov. 08, 2018 EUR (€) shares	Oct. 17, 2018 EUR (€)	Oct. 17, 2018 $ / shares shares
Share transaction
Subsequent events
Net proceeds received | €		€ 9.2
Share transaction | Ordinary shares
Subsequent events
Number of shares issued			972,000
Share transaction | American Depositary Shares
Subsequent events
Number of shares issued			4,860,000
Offering price (in dollars per share) | $ / shares			$ 2.57
Number of shares purchased by management			233,462
Over-allotment transaction
Subsequent events
Net proceeds received | €	€ 1.4
Over-allotment transaction | Ordinary shares
Subsequent events
Number of shares issued	144,000
Over-allotment transaction | American Depositary Shares
Subsequent events
Number of shares issued	720,000